DISCONTINUED OPERATIONS - NET EARNINGS FROM DISCONTINUED OPERATIONS FOR BEAUTY BRANDS (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ 42	$ (213)	$ (276)	$ (696)	$ 170	$ 207	$ 517	$ 233	$ (1,143)	$ 1,127	$ 1,056
Beauty Brands - Held for Sale [Member]
Disposal Group, Including Discontinued Operation, Revenue									5,530	6,109	6,206
Disposal Group, Including Discontinued Operation, Costs of Goods Sold									1,820	1,980	1,939
Disposal Group, Including Discontinued Operation, General and Administrative Expense									2,969	3,299	3,501
Disposal Group, Including Discontinued Operation, Interest Expense									0	1	(1)
Disposal Group, Including Discontinued Operation, Interest Income									2	2	3
Disposal Group, Including Discontinued Operation, Other Income									91	(3)	1
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, before Income Tax									834	828	771
Discontinued Operation, Tax Effect of Income (Loss) from Discontinued Operation During Phase-out Period									191	168	164
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									$ 643	$ 660	$ 607